CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details Narrative) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash collateral for borrowed securities	$ 1,000,000	$ 1,000,000
Restricted cash and cash equivalents	$ 1,500,000	$ 1,500,000